UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Absolute Return Fund

Schedule of Investments

January 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (55.2%)
Commingled Funds (55.2%)
iPATH Dow Jones-AIG Commodity Index Total Return ETN*	7,050	$413,130
iShares Lehman 7-10 Year Treasury Bond Fund §	11,030	991,818
iShares MSCI Australia Index Fund	10,910	292,824
iShares MSCI Canada Index Fund	12,080	366,386
iShares MSCI Emerging Markets Index§	8,391	1,143,274
iShares S&P 500 Index Fund	6,950	956,390

TOTAL COMMON STOCKS (Cost $4,103,540)		4,163,822

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%

UNITED STATES AGENCY OBLIGATIONS (45.1%)
$100	Fannie Mae Discount Notes	(AAA, Aaa)	03/12/08	2.727	99,539
300	Fannie Mae Discount Notes	(AAA, Aaa)	04/02/08	2.690	298,681
200	Federal Home Loan Discount Notes	(AAA, Aaa)	04/18/08	2.724	198,890
400	Federal Home Loan Discount Notes	(AAA, Aaa)	03/07/08	2.728	398,374
570	Freddie Mac Discount Notes	(AAA, Aaa)	02/11/08	2.610	569,201
600	Freddie Mac Discount Notes	(AAA, Aaa)	01/18/11	4.750	629,205
350	United States Treasury Notes	(AAA, Aaa)	02/15/08	3.375	350,301
450	United States Treasury Notes	(AAA, Aaa)	02/15/08	5.500	450,774
400	United States Treasury Notes	(AAA, Aaa)	06/30/08	5.125	405,063

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,377,966)					3,400,028

	Number of Shares

SHORT-TERM INVESTMENT (28.4%)
State Street Navigator Prime Portfolio§§ (Cost $2,144,859 )	2,144,859	2,144,859

TOTAL INVESTMENTS AT VALUE (128.7%) (Cost $9,626,365)		9,708,709

LIABILITIES IN EXCESS OF OTHER ASSETS (-28.7%)		(2,162,246)

NET ASSETS (100.0%)		$7,546,463

INVESTMENT ABBREVIATION ETN= Exchange Traded Note
†	Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $9,626,365, $229,391, $(147,047) and $82,344, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at  www.sec.gov.

Credit Suisse Large Cap Value Fund

Schedule of Investments

January 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.6%)
Aerospace & Defense (1.4%)
Boeing Co.	17,300	$1,439,014
Northrop Grumman Corp.	3,500	277,760
Raytheon Co.	28,500	1,856,490
		3,573,264
Air Freight & Couriers (0.2%)
FedEx Corp.	6,300	588,924

Auto Components (1.0%)
Autoliv, Inc.§	27,500	1,373,625
BorgWarner, Inc.	22,800	1,153,908
		2,527,533

Automobiles (0.5%)
Hertz Global Holdings, Inc.*§	58,600	874,312
Thor Industries, Inc.§	11,200	395,584
		1,269,896
Banks (7.5%)
Bank of America Corp.	150,949	6,694,588
Colonial BancGroup, Inc.§	17,400	273,180
National City Corp.§	119,400	2,124,126
Northern Trust Corp.	21,800	1,599,248
U.S. Bancorp	17,600	597,520
Wachovia Corp.	38,200	1,487,126
Wells Fargo & Co.	172,500	5,866,725
		18,642,513

Beverages (1.1%)
Coca-Cola Co.	5,200	307,684
Pepsi Bottling Group, Inc.	40,700	1,418,395
PepsiAmericas, Inc.	43,100	1,061,984
		2,788,063
Biotechnology (0.1%)
Amgen, Inc.*	5,700	265,563

Chemicals (1.5%)
Dow Chemical Co.	73,700	2,849,242
Lubrizol Corp.	18,800	989,068
		3,838,310

Commercial Services & Supplies (0.5%)
Steelcase, Inc. Class A§	82,000	1,257,060

Communications Equipment (0.1%)
Qualcomm, Inc.	7,000	296,940

Computers & Peripherals (0.5%)
Western Digital Corp.*	42,000	1,110,900

Diversified Financials (11.0%)
Ameriprise Financial, Inc.	18,400	1,017,704
Capital One Financial Corp.	4,300	235,683
Citigroup, Inc.	206,400	5,824,608
Federated Investors, Inc. Class B§	10,200	434,214
First Marblehead Corp.§	16,600	272,904
Franklin Resources, Inc.	13,200	1,375,836
GLG Partners, Inc.*	34,600	407,934
Goldman Sachs Group, Inc.	9,700	1,947,469
Janus Capital Group, Inc.§	8,600	232,286
JPMorgan Chase & Co.	164,400	7,817,220

	Number of Shares	Value

COMMON STOCKS
Diversified Financials
Lehman Brothers Holdings, Inc.§	18,800	$1,206,396
Merrill Lynch & Company, Inc.	48,900	2,757,960
Morgan Stanley	19,700	973,771
Nymex Holdings, Inc.	7,300	839,500
State Street Corp.	20,100	1,650,612
Western Union Co.	25,900	580,160
		27,574,257

Diversified Telecommunication Services (6.6%)
AT&T, Inc.	268,805	10,346,304
Sprint Nextel Corp.	63,800	671,814
Verizon Communications, Inc.	143,500	5,573,540
		16,591,658

Electric Utilities (6.4%)
Alliant Energy Corp.	40,900	1,509,210
Constellation Energy Group	15,100	1,418,796
Dominion Resources, Inc.§	43,400	1,866,200
DTE Energy Co.	39,100	1,667,615
Edison International	38,800	2,023,808
FirstEnergy Corp.	25,700	1,830,354
FPL Group, Inc.	15,400	992,992
Mirant Corp.*§	13,000	478,920
Pepco Holdings, Inc.	44,200	1,125,332
Public Service Enterprise Group, Inc.	24,000	2,304,000
Reliant Energy, Inc.*	36,200	769,974
		15,987,201

Electrical Equipment (0.5%)
Energizer Holdings, Inc.*§	13,800	1,291,956

Electronic Equipment & Instruments (0.6%)
Avnet, Inc.*	39,000	1,388,790

Energy Equipment & Services (1.0%)
ENSCO International, Inc.	27,700	1,416,024
Helmerich & Payne, Inc.	29,200	1,145,224
		2,561,248

Food & Drug Retailing (1.2%)
Kroger Co.	65,100	1,656,795
Safeway, Inc.	16,800	520,632
SUPERVALU, Inc.§	23,700	712,422
		2,889,849

Food Products (1.0%)
ConAgra Foods, Inc.	42,900	923,637
Corn Products International, Inc.	34,200	1,155,960
Kraft Foods, Inc. Class A	12,000	351,120
		2,430,717

Gas Utilities (0.5%)
UGI Corp.	50,400	1,341,648

Healthcare Equipment & Supplies (0.7%)
Baxter International, Inc.	5,400	327,996
Kinetic Concepts, Inc.*§	27,400	1,363,972
		1,691,968

Healthcare Providers & Services (2.4%)
Aetna, Inc.	28,300	1,507,258
AmerisourceBergen Corp.	12,500	583,125
Coventry Health Care, Inc.*	16,100	910,938
Humana, Inc.*	20,000	1,606,000

	Number of Shares	Value

COMMON STOCKS
Healthcare Providers & Services
McKesson Corp.	8,300	$521,157
WellPoint, Inc.*	12,200	954,040
		6,082,518

Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp.	9,000	481,950

Household Durables (0.9%)
American Greetings Corp. Class A§	26,800	549,936
NVR, Inc.*§	1,100	694,650
Whirlpool Corp.§	11,900	1,012,809
		2,257,395

Household Products (2.6%)
Clorox Co.	23,100	1,416,492
Procter & Gamble Co.	78,400	5,170,480
		6,586,972

Industrial Conglomerates (5.4%)
3M Co.	3,300	262,845
General Electric Co.	304,800	10,792,968
Honeywell International, Inc.	5,200	307,164
Tyco International, Ltd.	55,900	2,200,224
		13,563,201

Insurance (9.6%)
ACE, Ltd.	4,200	245,028
Aflac, Inc.	25,900	1,588,447
Allstate Corp.	5,000	246,350
American Financial Group, Inc.	48,150	1,335,200
American International Group, Inc.	53,200	2,934,512
Aon Corp.	15,200	661,504
Assurant, Inc.	20,000	1,297,800
CNA Financial Corp.§	45,400	1,543,146
Endurance Specialty Holdings, Ltd.	37,400	1,515,448
Genworth Financial, Inc. Class A	12,000	292,080
Loews Corp.	39,300	1,834,917
MetLife, Inc.	14,200	837,374
PartnerRe, Ltd.	13,600	1,078,208
Prudential Financial, Inc.	28,900	2,438,293
Reinsurance Group of America, Inc.§	12,900	747,813
RenaissanceRe Holdings, Ltd.	12,600	718,074
Torchmark Corp.	28,500	1,740,210
Travelers Companies, Inc.	9,000	432,900
W.R. Berkley Corp.	29,900	904,774
XL Capital, Ltd. Class A§	34,600	1,557,000
		23,949,078

IT Consulting & Services (0.5%)
Accenture, Ltd. Class A	37,100	1,284,402

Leisure Equipment & Products (0.1%)
Mattel, Inc.	14,500	304,645

Machinery (1.0%)
Cummins, Inc.	4,400	212,432
Deere & Co.	2,900	254,504
Kennametal, Inc.	29,600	906,648
Parker Hannifin Corp.	16,700	1,129,087
		2,502,671

Media(2.4%)
Comcast Corp. Class A*	44,100	800,856
DISH Network Corp. Class A*	29,600	835,904

	Number of Shares	Value

COMMON STOCKS
Media
News Corp. Class A	15,400	$291,060
Regal Entertainment Group Class A§	81,900	1,518,426
Time Warner, Inc.	42,200	664,228
Walt Disney Co.	65,700	1,966,401
		6,076,875
Metals & Mining (1.2%)
Alcoa, Inc.	27,500	910,250
Freeport-McMoRan Copper & Gold, Inc.	18,700	1,664,861
Nucor Corp.	7,100	410,380
		2,985,491
Multiline Retail (0.2%)
Big Lots, Inc.*§	13,100	227,416
Wal-Mart Stores, Inc.	5,600	284,928
		512,344
Oil & Gas (16.8%)
Apache Corp.	6,400	610,816
Chevron Corp.	96,800	8,179,600
ConocoPhillips	68,700	5,517,984
Continental Resources, Inc.*§	20,200	503,182
Devon Energy Corp.	18,100	1,538,138
Exxon Mobil Corp.	185,700	16,044,480
Frontier Oil Corp.	10,300	363,281
Marathon Oil Corp.	51,100	2,394,035
Murphy Oil Corp.	18,700	1,375,198
Occidental Petroleum Corp.	49,800	3,379,926
Tesoro Corp.§	15,500	605,275
Valero Energy Corp.	26,500	1,568,535
		42,080,450
Paper & Forest Products (0.7%)
International Paper Co.	49,500	1,596,375
Pharmaceuticals (7.1%)
Bristol-Myers Squibb Co.	15,000	347,850
Johnson & Johnson	83,100	5,256,906
Merck & Company, Inc.	32,300	1,494,844
Pfizer, Inc.	328,600	7,685,954
Schering-Plough Corp.	28,000	547,960
Sepracor, Inc.*§	53,600	1,513,664
Watson Pharmaceuticals, Inc.*§	38,900	1,015,679
		17,862,857
Real Estate (0.2%)
Jones Lang LaSalle, Inc.§	6,500	505,700
Road & Rail (0.5%)
Union Pacific Corp.	10,400	1,300,312
Semiconductor Equipment & Products (1.2%)
Intel Corp.	62,300	1,320,760
MEMC Electronic Materials, Inc.*	7,700	550,242
Texas Instruments, Inc.§	34,800	1,076,364
		2,947,366
Specialty Retail (0.4%)
AnnTaylor Stores Corp.*	11,100	279,165
RadioShack Corp.§	38,900	674,915
		954,080

	Number of Shares	Value

COMMON STOCKS
Textiles & Apparel (0.1%)
Nike, Inc. Class B	4,900	$302,624
Tobacco (1.9%)
Altria Group, Inc.	21,900	1,660,458
Loews Corp. Carolina Group	19,300	1,585,109
UST, Inc.§	28,900	1,501,644
		4,747,211
Wireless Telecommunication Services (0.3%)
Telephone and Data Systems, Inc.	13,900	733,086

TOTAL COMMON STOCKS (Cost $232,788,120)		249,525,861

SHORT-TERM INVESTMENTS (10.8%)
State Street Navigator Prime Portfolio§§	26,158,894	26,158,894

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 2/01/08	$ 1,024	1,024,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,182,894)		27,182,894

TOTAL INVESTMENTS AT VALUE (110.4%) (Cost $259,971,014)		276,708,755

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.4%)		(26,164,920)

NET ASSETS (100.0%)		$250,543,835

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $259,971,014, $33,349,984, $(16,612,243) and $16,737,741, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Small Cap Core Fund

Schedule of Investments

January 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (100.3%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc.*	8,800	$931,480
Cubic Corp.	24,200	650,012
Curtiss-Wright Corp.	32,500	1,355,250
TransDigm Group, Inc.*	9,500	393,110
		3,329,852
Airlines (0.3%)
SkyWest, Inc.	22,800	593,256
Auto Components (1.3%)
American Axle & Manufacturing Holdings, Inc.§	19,000	413,250
Cooper Tire & Rubber Co.	13,300	227,031
LKQ Corp.*	88,600	1,585,054
		2,225,335
Banks (6.3%)
Cascade Bancorp§	24,700	318,630
Cathay General Bancorp§	7,800	202,254
Central Pacific Financial Corp.§	26,200	497,800
Citizens Republic Bancorp, Inc.§	14,400	203,616
East West Bancorp, Inc.§	44,000	1,058,640
First Bancorp.	70,600	674,936
First Citizens BancShares, Inc.	1,400	190,876
First Community Bancorp§	4,400	156,332
First Financial Bancorp.	24,700	287,508
Frontier Financial Corp.§	26,100	531,396
Hanmi Financial Corp.§	39,500	339,700
Pacific Capital Bancorp§	9,900	212,850
Popular, Inc.§	21,900	296,088
Prosperity Bancshares, Inc.§	15,600	448,500
Provident Bankshares Corp.§	21,600	447,768
Santander Bancorp	19,700	201,531
South Financial Group, Inc.§	44,600	770,688
Sterling Bancshares, Inc.§	32,350	324,470
Sterling Financial Corp.§	30,600	544,374
SVB Financial Group*§	19,800	958,320
Synovus Financial Corp.§	15,700	207,397
Umpqua Holdings Corp.§	39,500	647,800
United Community Banks, Inc.§	27,300	527,163
Webster Financial Corp.	6,500	220,155
Whitney Holding Corp.§	30,700	823,988
		11,092,780
Beverages (0.4%)
Boston Beer Company, Inc. Class A*§	14,200	504,668
PepsiAmericas, Inc.	11,200	275,968
		780,636
Biotechnology (4.6%)
Acorda Therapeutics, Inc.*§	11,900	301,784
Alexion Pharmaceuticals, Inc.*	5,700	372,324
BioMarin Pharmaceutical, Inc.*	26,800	993,208
Cubist Pharmaceuticals, Inc.*§	8,800	149,512
IDEXX Laboratories, Inc.*	22,800	1,285,236
LifeCell Corp.*§	14,900	588,699
Martek Biosciences Corp.*	25,100	715,350
Onyx Pharmaceuticals, Inc.*	7,600	361,228
OSI Pharmaceuticals, Inc.*	8,500	338,980
Pharmanet Development Group, Inc.*	30,400	1,239,104
Regeneron Pharmaceuticals, Inc.*	26,600	539,448
Seattle Genetics, Inc.*§	19,800	181,368
United Therapeutics Corp.*	3,700	310,726

	Number of Shares	Value

COMMON STOCKS
Biotechnology
ViroPharma, Inc.*§	53,400	$473,124
XenoPort Inc.*	3,100	190,216
		8,040,307
Building Products (0.1%)
Drew Industries, Inc.*§	7,600	205,884
Chemicals (2.2%)
Calgon Carbon Corp.*§	12,500	192,250
CF Industries Holdings, Inc.	15,400	1,646,722
FMC Corp.	7,100	377,436
Lubrizol Corp.	3,500	184,135
OM Group, Inc.*	26,500	1,520,570
		3,921,113
Commercial Services & Supplies (5.7%)
Arbitron, Inc.§	10,400	415,688
Atlas Air Worldwide Holdings, Inc.*§	14,500	724,130
Bally Technologies, Inc.*§	19,800	943,272
Bristow Group, Inc.*§	8,900	448,115
Capella Education Co.*§	10,800	681,264
Clean Harbors, Inc.*	3,400	188,632
Covanta Holding Corp.*	7,600	192,964
CSG Systems International, Inc.*	12,700	162,052
Darling International, Inc.*	48,700	564,920
DeVry, Inc.	14,500	800,255
DynCorp International, Inc. Class A*	30,500	627,385
FTI Consulting, Inc.*	3,700	204,647
G&K Services, Inc. Class A§	8,600	343,742
ITT Educational Services, Inc.*§	8,200	749,070
Koppers Holdings, Inc.	4,700	157,262
Pre-Paid Legal Services, Inc.*§	10,700	594,385
Stericycle, Inc.*	3,500	207,410
Strayer Education, Inc.	4,400	759,352
Team, Inc.*	5,700	171,285
Tetra Technologies, Inc.*	25,900	509,971
Watson Wyatt Worldwide, Inc. Class A	12,700	624,205
		10,070,006
Communications Equipment (1.0%)
Arris Group, Inc.*§	80,886	710,991
CommScope, Inc.*	8,800	390,280
Comtech Telecommunications Corp.*	8,400	376,320
ViaSat, Inc.*	11,100	230,547
		1,708,138
Computers & Peripherals (1.0%)
Hutchinson Technology, Inc.*	27,700	436,829
NCR Corp.*	18,100	388,788
Novatel Wireless, Inc.*§	37,200	595,200
Sigma Designs, Inc.*§	4,400	198,968
Smart Modular Technologies, Inc.*	16,000	132,000
		1,751,785
Construction & Engineering (2.0%)
Perini Corp.*	14,100	492,795
Shaw Group, Inc.*	43,000	2,429,500
URS Corp.*	15,100	662,890
		3,585,185
Containers & Packaging (0.3%)
Myers Industries, Inc.	12,300	144,525

	Number of Shares	Value

COMMON STOCKS
Containers & Packaging
Rock-Tenn Co. Class A	15,900	$454,581
		599,106
Diversified Financials (3.1%)
Bankrate, Inc.*§	5,400	292,842
Broadridge Financial Solutions, Inc.	9,500	205,770
CBIZ, Inc.*§	24,300	228,663
FCStone Group, Inc.*§	4,700	208,445
Federated Investors, Inc. Class B	16,900	719,433
GAMCO Investors, Inc. Class A§	7,800	462,618
Greenhill & Company, Inc.§	3,200	216,096
Interactive Brokers Group, Inc. Class A*§	20,000	696,200
MF Global, Ltd.	7,300	219,365
Morningstar, Inc.*§	2,900	191,545
Nasdaq Stock Market, Inc.*§	20,300	939,281
optionsXpress Holdings, Inc.§	17,000	461,040
Walter Industries, Inc.	13,900	582,688
		5,423,986
Diversified Telecommunication Services (0.1%)
CenturyTel, Inc.	5,200	191,932
Electric Utilities (1.8%)
Black Hills Corp.§	8,800	340,912
CMS Energy Corp.	20,800	325,936
El Paso Electric Co.*	51,200	1,199,616
Hawaiian Electric Industries, Inc.§	16,800	377,664
ITC Holdings Corp.	6,700	354,028
Northeast Utilities	6,800	188,496
Ormat Technologies, Inc.	9,800	426,006
		3,212,658
Electrical Equipment (1.9%)
Acuity Brands, Inc.	16,000	728,160
Belden, Inc.§	16,900	714,870
EnerSys*	11,900	274,176
Evergreen Solar, Inc.*§	13,900	169,441
FuelCell Energy, Inc.*§	17,700	148,857
Regal-Beloit Corp.	13,800	523,296
Woodward Governor Co.	11,100	696,858
		3,255,658
Electronic Equipment & Instruments (5.2%)
Analogic Corp.	8,400	496,104
Anixter International, Inc.*§	13,000	910,780
Benchmark Electronics, Inc.*	26,400	468,600
FLIR Systems, Inc.*§	51,100	1,547,308
Ingram Micro, Inc.*	10,700	190,246
Itron, Inc.*§	11,600	955,840
Littelfuse, Inc.*	9,800	297,822
Methode Electronics, Inc.	41,300	500,556
Mettler-Toledo International, Inc.*	3,400	337,620
Molex, Inc.	14,900	358,196
MTS Systems Corp.	6,800	228,548
Plexus Corp.*	18,300	413,397
Rofin-Sinar Technologies, Inc.*	3,800	161,538
Technitrol, Inc.	15,100	342,166
Trimble Navigation, Ltd.*	45,800	1,211,410
Varian, Inc.*	14,100	764,925
		9,185,056
Energy Equipment & Services (5.0%)
Atwood Oceanics, Inc.*	18,000	1,495,620
Core Laboratories NV*	6,100	687,470

	Number of Shares	Value

COMMON STOCKS
Energy Equipment & Services
Dawson Geophysical Co.*	6,300	$360,864
Dresser-Rand Group, Inc.*	5,800	183,860
Dril-Quip, Inc.*	15,100	732,954
GulfMark Offshore, Inc.*§	5,300	221,646
Helmerich & Payne, Inc.	11,200	439,264
Lufkin Industries, Inc.	18,900	999,243
NATCO Group, Inc. Class A*	7,700	352,506
Oceaneering International, Inc.*	21,100	1,214,938
Oil States International, Inc.*	24,600	862,476
TETRA Technologies, Inc.*	15,700	245,705
Tidewater, Inc.	3,900	206,544
Trico Marine Services, Inc.*§	9,300	298,437
W-H Energy Services, Inc.*	11,600	564,340
		8,865,867
Food & Drug Retailing (3.2%)
Casey’s General Stores, Inc.	33,200	863,200
Central European Distribution Corp.*§	10,700	562,499
Flowers Foods, Inc.	46,200	1,108,800
Longs Drug Stores Corp.	24,300	1,118,043
Nash Finch Co.§	11,300	403,184
Terra Industries, Inc.*	34,900	1,572,943
		5,628,669
Food Products (1.4%)
Corn Products International, Inc.	9,900	334,620
Fresh Del Monte Produce, Inc.*	17,000	544,680
Herbalife, Ltd.	4,500	178,560
Hormel Foods Corp.	7,800	302,172
Pilgrim’s Pride Corp.§	14,500	354,235
Sanderson Farms, Inc.§	16,500	554,565
Smithfield Foods, Inc.*§	6,900	192,165
		2,460,997
Gas Utilities (3.4%)
Atmos Energy Corp.	37,100	1,065,512
Energen Corp.	22,600	1,421,540
MDU Resources Group, Inc.	13,500	349,920
New Jersey Resources Corp.§	11,900	557,991
Northwest Natural Gas Co.§	11,100	525,474
South Jersey Industries, Inc.§	12,300	430,869
Southern Union Co.	44,000	1,195,920
Southwest Gas Corp.	17,300	493,915
		6,041,141
Healthcare Equipment & Supplies (3.5%)
ArthroCare Corp.*§	11,400	456,342
Haemonetics Corp.*	12,800	765,952
Hologic, Inc.*	26,700	1,718,412
Kinetic Concepts, Inc.*	9,400	467,932
Meridian Bioscience, Inc.	16,299	511,952
ResMed, Inc.*	18,700	871,046
STERIS Corp.	12,100	299,838
SurModics, Inc.*§	15,300	667,998
Wright Medical Group, Inc.*	13,000	354,900
		6,114,372
Healthcare Providers & Services (6.5%)
Air Methods Corp.*§	9,100	417,508
Amedisys, Inc.*§	13,899	592,514
Amerigroup Corp.*	33,600	1,260,672
AmSurg Corp.*	13,000	334,880
Centene Corp.*	17,200	411,768
Kindred Healthcare, Inc.*	14,100	388,314

	Number of Shares	Value

COMMON STOCKS
Healthcare Providers & Services
LifePoint Hospitals, Inc.*	6,500	$175,500
Magellan Health Services, Inc.*	2,500	109,350
MedCath Corp.*	6,100	151,768
Molina Healthcare, Inc.*§	16,800	573,048
Owens & Minor, Inc.	16,500	681,780
PARAXEL International Corp.*	29,000	1,577,890
Pediatrix Medical Group, Inc.*	18,200	1,239,238
Pharmaceutical Product Development, Inc.	15,700	680,752
Res-Care, Inc.*	18,200	407,134
Sierra Health Services, Inc.*	23,400	1,005,732
Sunrise Senior Living, Inc.*§	19,200	551,232
WellCare Health Plans, Inc.*	18,200	855,218
		11,414,298
Hotels, Restaurants & Leisure (1.7%)
Bob Evans Farms, Inc.	7,200	214,128
Buffalo Wild Wings, Inc.*§	5,900	148,503
CBRL Group, Inc.§	6,200	193,874
Chipotle Mexican Grill, Inc. Class B*§	3,600	344,952
Jack in the Box, Inc.*	37,900	1,107,817
Landry’s Restaurants, Inc.§	7,300	149,723
Orient-Express Hotels, Ltd. Class A§	3,300	170,775
WMS Industries, Inc.*	16,800	628,320
		2,958,092
Household Durables (0.4%)
Blyth, Inc.	9,300	202,647
KB Home§	9,500	261,250
NVR, Inc.*§	500	315,750
		779,647
Industrial Conglomerates (0.5%)
Chemed Corp.§	18,300	937,509
Insurance (4.2%)
Allied World Assurance Company Holdings, Ltd.	3,800	180,994
American Financial Group, Inc.	6,500	180,245
Amtrust Financial Services, Inc.§	13,800	216,660
Arch Capital Group, Ltd.*	5,100	359,346
Argo Group International Holdings, Ltd.*	5,800	236,872
Assured Guaranty, Ltd.	7,100	167,986
CNA Surety Corp.*	11,700	208,611
Endurance Specialty Holdings, Ltd.	9,100	368,732
Infinity Property & Casualty Corp.	6,700	267,129
Max Capital Group, Ltd.§	11,500	326,485
MGIC Investment Corp.§	9,300	172,050
Navigators Group, Inc.*	4,600	265,558
Philadelphia Consolidated Holding Corp.*	23,700	848,460
Phoenix Companies, Inc.	18,500	200,355
Platinum Underwriters Holdings, Ltd.	9,000	303,750
PMI Group, Inc.§	16,200	153,900
Presidential Life Corp.	22,500	412,650
ProAssurance Corp.*	12,300	709,710
Radian Group, Inc.§	19,800	180,972
Selective Insurance Group, Inc.	22,500	537,975
State Auto Financial Corp.	7,900	220,647
United Fire & Casualty Co.	9,100	303,758
Zenith National Insurance Corp.	14,100	561,462
		7,384,307
Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*§	9,100	502,775

	Number of Shares	Value

COMMON STOCKS
Internet & Catalog Retail
NutriSystem, Inc.*§	7,700	$220,374
		723,149
Internet Software & Services (0.9%)
Blue Coat Systems, Inc.*	13,200	354,684
CyberSource Corp.*	14,449	242,021
j2 Global Communications, Inc.*	18,100	396,571
Sohu.com, Inc.*	12,900	600,237
		1,593,513
IT Consulting & Services (0.4%)
SAIC, Inc.*	29,200	551,880
Sykes Enterprises, Inc.*	11,700	184,743
		736,623
Leisure Equipment & Products (0.9%)
Callaway Golf Co.	13,400	240,128
JAKKS Pacific, Inc.*§	12,000	282,720
Polaris Industries, Inc.§	24,900	1,081,656
		1,604,504
Machinery (4.5%)
AGCO Corp.*	15,600	939,432
Applied Industrial Technologies, Inc.	14,900	449,831
Badger Meter, Inc.§	5,300	200,340
Columbus McKinnon Corp.*§	6,500	166,205
Dionex Corp.*§	18,500	1,296,850
Flowserve Corp.	2,200	180,664
Gardner Denver, Inc.*	20,400	661,776
H&E Equipment Services, Inc.*§	11,100	184,371
Kaydon Corp.§	13,100	572,339
Kennametal, Inc.	5,600	171,528
Manitowoc Company, Inc.	22,600	861,512
Mueller Industries, Inc.	15,400	431,200
Reliance Steel & Aluminum Co.	3,800	186,998
Robbins & Myers, Inc.	12,100	801,988
Valmont Industries, Inc.§	10,000	837,000
		7,942,034
Marine (0.5%)
Cal Dive International, Inc.*	25,750	244,110
Genco Shipping & Trading, Ltd.§	8,200	404,424
Overseas Shipholding Group, Inc.	2,900	189,138
		837,672
Media (0.4%)
Interactive Data Corp.	6,200	179,490
Meredith Corp.	3,700	173,863
Regal Entertainment Group Class A§	10,500	194,670
Scholastic Corp.*	6,200	212,474
		760,497
Metals & Mining (2.6%)
AK Steel Holding Corp.*	4,900	234,122
Century Aluminum Co.*	11,900	618,681
Cleveland-Cliffs, Inc.§	14,600	1,486,864
GrafTech International, Ltd.*	28,100	422,905
Massey Energy Co.	40,500	1,505,790
Steel Dynamics, Inc.	6,900	359,835
		4,628,197
Oil & Gas (4.8%)
Alon USA Energy, Inc.§	8,000	145,600

	Number of Shares	Value

COMMON STOCKS
Oil & Gas
Bill Barrett Corp.*	4,900	$204,673
Cabot Oil & Gas Corp.	36,700	1,419,923
Comstock Resources, Inc.*	6,300	199,710
Continental Resources, Inc.*	21,600	538,056
Delek US Holdings, Inc.§	12,400	203,732
Frontier Oil Corp.	5,300	186,931
Helix Energy Solutions Group, Inc.*	34,600	1,279,162
Holly Corp.	4,100	198,522
Mariner Energy, Inc.*	35,800	897,148
Petroleum Development Corp.*	15,400	885,500
Stone Energy Corp.*	26,600	1,090,600
Swift Energy Co.*	11,400	491,910
W&T Offshore, Inc.	28,500	806,265
		8,547,732
Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.*	15,000	197,250
Potlatch Corp.	10,900	467,937
Rayonier, Inc.	4,500	190,440
		855,627
Personal Products (0.3%)
Chattem, Inc.*	7,200	552,384
Pharmaceuticals (0.7%)
King Pharmaceuticals, Inc.*	16,600	174,134
Perrigo Co.	6,200	191,208
Sciele Pharma, Inc.*	25,000	598,000
Sepracor, Inc.*	6,100	172,264
Watson Pharmaceuticals, Inc.*	6,700	174,937
		1,310,543
Real Estate (2.8%)
Colonial Properties Trust	15,900	391,776
EastGroup Properties, Inc.	10,200	422,178
Entertainment Properties Trust	16,100	796,950
Jones Lang LaSalle, Inc.	3,000	233,400
Lexington Realty Trust§	28,600	427,570
Mid-America Apartment Communities, Inc.	11,200	513,072
National Health Investors, Inc.	16,100	475,916
National Retail Properties, Inc.§	38,800	881,536
Parkway Properties, Inc.	12,700	456,184
Pennsylvania Real Estate Investment Trust	7,200	191,880
Realty Income Corp.§	9,200	224,296
		5,014,758
Semiconductor Equipment & Products (3.1%)
Advanced Energy Industries, Inc.*	31,300	338,353
Amkor Technology, Inc.*§	24,000	183,360
Cabot Microelectronics Corp.*§	10,300	356,174
Cymer, Inc.*§	18,800	507,788
Entegris, Inc.*	27,100	208,670
Kulicke and Soffa Industries, Inc.*§	57,900	312,081
MKS Instruments, Inc.*	34,600	643,560
Monolithic Power Systems, Inc.*	10,000	156,400
ON Semiconductor Corp.*§	26,500	171,720
Photronics, Inc.*	32,200	392,518
RF Micro Devices, Inc.*§	37,300	120,479
Semtech Corp.*	12,400	158,348
Skyworks Solutions, Inc.*	61,000	491,050
Teradyne, Inc.*	20,700	227,079
Varian Semiconductor Equipment Associates, Inc.*	28,449	916,342

	Number of Shares	Value

COMMON STOCKS
Semiconductor Equipment & Products
Zoran Corp.*	19,900	$234,820
		5,418,742
Software (4.3%)
ANSYS, Inc.*	23,900	834,349
Aspen Technology, Inc.*	39,800	559,190
Blackbaud, Inc.	16,500	456,555
Cognex Corp.	18,200	278,460
Concur Technologies, Inc.*	17,000	596,020
Informatica Corp.*	32,100	619,851
JDA Software Group, Inc.*	20,000	355,800
MICROS Systems, Inc.*	10,700	658,906
MicroStrategy, Inc. Class A*	4,300	313,556
Novell, Inc.*	29,100	185,076
Parametric Technology Corp.*	11,800	194,110
SPSS, Inc.*§	19,500	644,475
Sybase, Inc.*	17,800	502,316
Take-Two Interactive Software, Inc.*§	30,800	506,352
Taleo Corp. Class A*	17,400	367,662
THQ, Inc.*	26,700	480,867
		7,553,545
Specialty Retail (1.9%)
Aeropostale, Inc.*	20,700	583,119
Barnes & Noble, Inc.	6,600	224,070
Buckle, Inc.	6,600	274,494
Jos. A. Bank Clothiers, Inc.*§	21,000	572,040
Men’s Wearhouse, Inc.	27,500	700,975
Tractor Supply Co.*§	14,900	574,246
United Rentals, Inc.*	21,700	396,025
		3,324,969
Textiles & Apparel (1.6%)
Crocs, Inc.*§	32,600	1,134,154
Deckers Outdoor Corp.*§	4,800	581,952
Fossil, Inc.*	17,300	587,854
Movado Group, Inc.	11,900	288,218
Warnaco Group, Inc.*	5,800	208,162
		2,800,340
Tobacco (0.4%)
Universal Corp.§	8,800	438,328
Vector Group, Ltd.§	9,630	178,155
		616,483
Wireless Telecommunication Services (0.3%)
NTELOS Holdings Corp.	2,800	59,584
USA Mobility, Inc.*	31,000	372,310
		431,894
TOTAL COMMON STOCKS (Cost $181,482,029)		177,010,778

SHORT-TERM INVESTMENTS (23.2%)
State Street Navigator Prime Portfolio§§	40,343,832	40,343,832

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 2/01/08	$ 602	602,000
TOTAL SHORT-TERM INVESTMENTS (Cost $40,945,832)		40,945,832

TOTAL INVESTMENTS AT VALUE (123.5%) (Cost $222,427,861)	217,956,610

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.5%)	(41,432,833)

NET ASSETS (100.0%)	$176,523,777

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities, futures contracts, and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $222,427,861, $12,848,868, $(17,320,119) and $(4,471,251) respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008